BLACKROCK MONEY MARKET FUNDS

BlackRock Funds

  BlackRock Money Market Portfolio
  BlackRock U.S. Treasury Money Market Portfolio
  BlackRock Municipal Money Market Portfolio
  BlackRock New Jersey Municipal Money Market Portfolio
  BlackRock North Carolina Municipal Money Market Portfolio
  BlackRock Ohio Municipal Money Market Portfolio
  BlackRock Pennsylvania Municipal Money Market Portfolio
  BlackRock Virginia Municipal Money Market Portfolio

BlackRock Liquidity Funds

  TempFund
  TempCash
  FedFund
  T-Fund
  Federal Trust Fund
  Treasury Trust Fund
  MuniFund
  MuniCash
  California Money Fund
  New York Money Fund

BlackRock Financial Institutions Series Trust

  BlackRock Summit Cash Reserves Fund

BlackRock Series Fund, Inc.

  BlackRock Money Market Portfolio

BlackRock Variable Series Funds, Inc.

  BlackRock Money Market V.I. Fund

Ready Assets Prime Money Fund
Ready Assets U.S. Treasury Money Fund
Ready Assets U.S.A. Government Money Fund

CMA Money Fund
CMA Treasury Fund
 CMA Government Securities Fund
CMA Tax-Exempt Fund

CMA Multi-State Municipal Series Trust

  CMA Arizona Municipal Money Fund
  CMA California Municipal Money Fund
  CMA Connecticut Municipal Money Fund
  CMA Florida Municipal Money Fund
  CMA Massachusetts Municipal Money Fund
  CMA Michigan Municipal Money Fund
  CMA New Jersey Municipal Money Fund
  CMA New York Municipal Money Fund
  CMA North Carolina Municipal Money Fund
  CMA Ohio Municipal Money Fund
  CMA Pennsylvania Municipal Money Fund

Retirement Series Trust

  Retirement Reserves Money Fund

 Funds For Institutions Series

  FFI Premier Institutional Fund
  FFI Institutional Fund
  FFI Select Institutional Fund
  FFI Treasury Fund
  FFI Government Fund
  FFI Institutional Tax-Exempt Fund

WCMA Tax-Exempt Fund
WCMA Money Fund
WCMA Treasury Fund
 WCMA Government Securities Fund

BlackRock Funds III

  BlackRock Cash Funds: Institutional
  BlackRock Cash Funds: Prime
  BlackRock Cash Funds: Government
  BlackRock Cash Funds: Treasury

Supplement Dated May 28, 2010 to the
Prospectuses and Statements of Additional Information
of the Funds Listed Above
(each, a “Fund” and collectively, the “Funds”)

Effective May 28, 2010, in accordance with amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), the Prospectuses and Statements of Additional Information of the Funds are amended as follows:

Maturity. Each Fund is managed so that the dollar-weighted average maturity of all of its investments will be 60 days or less and the dollar-weighted average life to maturity of all of its investments will be 120 days or less. In addition, the Funds will not acquire any instrument with a remaining maturity of greater than 397 days. The “dollar-weighted average maturity” of a Fund is the average amount of time until the issuers of the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security under certain circumstances as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity. “Dollar-weighted average life” of a Fund’s portfolio is calculated without reference to the exceptions used in calculating the dollar-weighted average maturity for variable or floating rate securities regarding the use of interest rate reset dates.

Liquidity. The amendments to Rule 2a-7 added a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under section 22(e) of the Investment Company Act and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, each Fund’s adviser or sub-adviser must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this new provision may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

Each taxable Fund will not acquire any security other than daily liquid assets unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. Each Fund (both taxable and tax-exempt) will not acquire any security other than weekly liquid assets unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) and (ii) above as well as (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

No Fund will invest more than 5% of the value of its total assets in securities that are illiquid (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund).

Portfolio Diversification and Quality. Rule 2a-7 under the Investment Company Act presently limits investments by each Fund that is not a Single State Fund in securities issued by any one issuer (except for, among others, securities issued by the U.S. Government, its agencies or instrumentalities or investments in First Tier Securities of a single issuer for certain temporary, limited purposes) ordinarily to not more than 5% of its total assets. In the case of a Single State Fund (i.e., a tax-exempt fund seeking to maximize the amount of its distributed income that is exempt from the income taxes or other taxes on investments of a particular state, and where applicable, subdivisions thereof), such restriction is applicable only with respect to 75% of the Single State Fund’s total assets. In the event of investments in securities that are Second Tier Securities (as defined in the Rule) issued by a single issuer, not more than ½ of 1% of the Fund’s total assets may be invested in such Second Tier Securities. For purposes of these diversification policies, investments in a repurchase agreement will be deemed to be an investment in the underlying securities so long as, among other criteria, the securities collateralizing the repurchase agreement consist of cash items and U.S. Government securities and the respective Fund’s adviser or sub-adviser has evaluated the seller’s creditworthiness. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Suspension of Redemptions. If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Each Fund’s Prospectus and Statement of Additional information shall be deemed to be amended hereby so as not to be inconsistent with the foregoing.

CODE # PR&SAI-MM-0510-SUP